Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting
Segment Reporting

Note 10. — Segment Reporting

The Company has three primary reporting segments which include mortgage lending, real estate services and long-term mortgage portfolio. Unallocated corporate and other administrative costs, including the costs associated with being a public company, are presented in Corporate and other.

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Three Months Ended June 30, 2022:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$179	$—	$—	$—	$179
Servicing income, net	7	—	—	—	7
Gain on mortgage servicing rights, net	45	—	—	—	45
Real estate services fees, net	—	257	—	—	257
Other revenue (expense)	1	—	28	(22)	7
Other operating expense	(9,378)	(359)	(129)	(4,800)	(14,666)
Other income (expense)	261	—	877	(418)	720
Net (loss) earnings before income tax expense	$(8,885)	$(102)	$776	$(5,240)	(13,451)
Income tax expense					16
Net loss					$(13,467)

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Three Months Ended June 30, 2021:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$10,693	$—	$—	$—	$10,693
Servicing expenses, net	(150)	—	—	—	(150)
Loss on mortgage servicing rights, net	(37)	—	—	—	(37)
Real estate services fees, net	—	478	—	—	478
Other revenue (expense)	—	—	42	(46)	(4)
Other operating expense	(15,288)	(356)	(135)	(3,837)	(19,616)
Other (expense) income	(16)	—	314	(464)	(166)
Net (loss) earnings before income tax expense	$(4,798)	$122	$221	$(4,347)	$(8,802)
Income tax expense					62
Net loss					$(8,864)

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Six Months Ended June 30, 2022:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$6,134	$—	$—	$—	$6,134
Servicing expense, net	(5)	—	—	—	(5)
Gain on mortgage servicing rights, net	155	—	—	—	155
Real estate services fees, net	—	442	—	—	442
Other revenue	4	—	43	912	959
Other operating expense	(23,880)	(718)	(141)	(9,284)	(34,023)
Other income (expense)	649	—	11,959	(882)	11,726
Net (loss) earnings before income tax expense	$(16,943)	$(276)	$11,861	$(9,254)	(14,612)
Income tax expense					39
Net loss					$(14,651)

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Six Months Ended June 30, 2021:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$30,824	$—	$—	$—	$30,824
Servicing expense, net	(269)	—	—	—	(269)
Gain on mortgage servicing rights, net	1	—	—	—	1
Real estate services fees, net	—	688	—	—	688
Other revenue	23	—	69	228	320
Other operating expense	(31,516)	(725)	(256)	(8,417)	(40,914)
Other (expense) income	(199)	—	969	(924)	(154)
Net (loss) earnings before income tax expense	$(1,136)	$(37)	$782	$(9,113)	$(9,504)
Income tax expense					43
Net loss					$(9,547)

	Mortgage	Real Estate	Long-term	Corporate
Balance Sheet Items as of:	Lending	Services	Portfolio	and other	Consolidated
Total Assets at June 30, 2022 (1)	$108,870	$502	$63	$24,223	$133,658
Total Assets at December 31, 2021 (1)	$351,173	$502	$1,642,871	$28,225	$2,022,771
(1)	All segment asset balances exclude intercompany balances.

Note 12. — Segment Reporting

The Company has three primary reporting segments which include mortgage lending, real estate services and long-term mortgage portfolio. Unallocated corporate and other administrative costs, including the costs associated with being a public company, are presented in corporate and other.

The following table presents selected balance sheet data by reporting segment as of the dates indicated:

Balance Sheet Items as of	Mortgage	Real Estate	Long-term	Corporate
December 31, 2021:	Lending	Services	Portfolio	and other	Consolidated
Cash and cash equivalents	$26,239	$500	$—	2,816	$29,555
Restricted cash	5,657	—	—	—	5,657
Mortgage loans held-for-sale	308,477	—	—	—	308,477
Mortgage servicing rights	749	—	—	—	749
Trust assets	—	—	1,642,730	—	1,642,730
Other assets(1)	10,051	2	141	25,409	35,603
Total assets	$351,173	$502	$1,642,871	$28,225	$2,022,771
Total liabilities	$298,726	$—	$1,661,729	$52,380	$2,012,835

Balance Sheet Items as of	Mortgage	Real Estate	Long-term	Corporate
December 31, 2020:	Lending	Services	Portfolio	and other	Consolidated
Cash and cash equivalents	$50,968	$501	$—	$2,681	$54,150
Restricted cash	5,602	—	—	—	5,602
Mortgage loans held-for-sale	164,422	—	—	—	164,422
Mortgage servicing rights	339	—	—	—	339
Trust assets	—	—	2,103,269	—	2,103,269
Other assets(1)	12,510	2	130	28,882	41,524
Total assets	$233,841	$503	$2,103,399	$31,563	$2,369,306
Total liabilities	$166,285	$—	$2,131,178	$56,192	$2,353,655
(1)	All segment asset balances exclude intercompany balances.

The following table presents selected statement of operations information by reporting segment for the years ended December 31, 2021 and 2020:

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Year Ended December 31, 2021:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$65,294	$—	$—	$—	$65,294
Servicing expense, net	(432)	—	—	—	(432)
Gain on mortgage servicing rights, net	34	—	—	—	34
Real estate services fees, net	—	1,144	—	—	1,144
Other revenue	24	—	110	145	279
Other operating expense	(62,605)	(1,409)	(778)	(16,412)	(81,204)
Other income (expense)	98	—	12,840	(1,860)	11,078
Net earnings (loss) before income tax expense	$2,413	$(265)	$12,172	$(18,127)	(3,807)
Income tax expense					71
Net loss					$(3,878)

Statement of Operations Items for the	Mortgage	Real Estate	Long-term	Corporate
Year Ended December 31, 2020:	Lending	Services	Portfolio	and other	Consolidated
Gain on sale of loans, net	$14,004	$—	$—	$—	$14,004
Servicing fees, net	3,603	—	—	—	3,603
Loss on mortgage servicing rights, net	(28,509)	—	—	—	(28,509)
Real estate services fees, net	—	1,312	—	—	1,312
Other revenue	135	—	143	1,220	1,498
Other operating expense	(60,869)	(1,485)	(633)	(18,286)	(81,273)
Other income (expense)	2,366	—	1,344	(2,362)	1,348
Net (loss) earnings before income tax expense	$(69,270)	$(173)	$854	$(19,428)	$(88,017)
Income tax expense					133
Net loss					$(88,150)